Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Computer Software | Bottom of Range
Material accounting policies [line items]
Estimated useful lives of other intangible assets	1 year
Computer Software | Top of Range
Material accounting policies [line items]
Estimated useful lives of other intangible assets	3 years
Trademarks
Material accounting policies [line items]
Estimated useful lives of other intangible assets	18 years 7 months 6 days
Customer Relationships
Material accounting policies [line items]
Estimated useful lives of other intangible assets	7 years
Developed Technology Acquired
Material accounting policies [line items]
Estimated useful lives of other intangible assets	7 years
Patents
Material accounting policies [line items]
Estimated useful lives of other intangible assets	20 years
Office Equipment | Bottom of Range
Material accounting policies [line items]
Estimated useful lives of property, plant and equipment	3 years
Office Equipment | Top of Range
Material accounting policies [line items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements | Bottom of Range
Material accounting policies [line items]
Estimated useful lives of property, plant and equipment	2 years
Leasehold Improvements | Top of Range
Material accounting policies [line items]
Estimated useful lives of property, plant and equipment	5 years
Transportation Equipment
Material accounting policies [line items]
Estimated useful lives of property, plant and equipment	7 years
Others | Bottom of Range
Material accounting policies [line items]
Estimated useful lives of property, plant and equipment	2 years
Others | Top of Range
Material accounting policies [line items]
Estimated useful lives of property, plant and equipment	5 years